Repurchase of shares - Additional Information (Detail) - USD ($)					1 Months Ended	12 Months Ended
		Dec. 30, 2015	Sep. 30, 2015	Apr. 07, 2015	Mar. 31, 2015 [1]	Dec. 31, 2015	Jan. 31, 2016	Jan. 27, 2016	Dec. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Share repurchase program amount						$ 20,000,000			$ 20,000,000
Share repurchase program, 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Total Number of ADS Purchased		16,876	2,940	1,000	192,803	213,619
Average Price Paid Per Share		$ 6.94	$ 7.13	$ 6.65	$ 6.44
Total Number of ADSs Purchased as Part of the Publicly Announced Plan		16,876	2,940	1,000	192,803	213,619
Approximate Dollar Value of ADSs that May Yet Be Purchased Under the Plan	[2]	$ 2,793,899	$ 2,810,775	$ 2,813,715	$ 2,814,715	$ 2,793,899
Share repurchase program amount									$ 20,000,000
Share Repurchase Program, 2016 [Member] | Subsequent Event [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program amount							$ 20,000,000	$ 20,000,000

[1]	In December 2014, our board of directors authorized a share repurchase program, or the Repurchase Program, whereby our company may repurchase up to US$20 million of our common shares or ADSs from December 22, 2014 to December 31, 2015. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by our management, including through Rule 10b5-1 share repurchase plans. We publicly announced the Repurchase Program on December 22, 2014.
[2]	Due to the expiration of the Repurchase Program, such amount is no longer available for repurchase after December 31, 2015.